Note 16 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares issued and outstanding at beginning of period (in shares)	44,013,031	43,587,554
Issued during the period (in shares)	162,076	253,280
Weighted average number of shares used in computing basic earnings per share (in shares)	44,175,107	43,840,834
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	318,900	559,985
Number of shares used in computing diluted earnings per share (in shares)	44,494,007	44,400,819